Other Balance Sheet Components - Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Prepaid expenses and other current assets:
Rental and other deposits	$ 371	$ 684
Deductible value-added taxes	652	4,539
Investment prepayments	47,069	62,561
Loans to and interest receivables from investees (Note 10)	301,526	43,695
Advertising prepayment	3,406	4,575
Prepayment to outsourced service providers	3,483	4,730
Amounts deposited by users	34,912	30,631
Content fees	14,013	11,021
Others	19,473	6,385
Prepaid expenses and other current assets	$ 424,905	$ 168,821